SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.SUBSEQUENT EVENTS

In February 2026, two lawsuits were filed in the New York County Supreme Court alleging violations of Sections 11 and 15 of the Securities Act of 1933. The complaints allege that the Company’s IPO registration statement was materially false and misleading by failing to disclose the adverse financial impacts of price competition between major Chinese food delivery services. On April 3, 2026, the two cases were consolidated. The plaintiffs are required to file a consolidated complaint by May 26, 2026. As of the date of issue of the consolidated financial statements, the Company is unable to predict the outcome of the lawsuit, or reasonably estimate a range of possible losses, if any, given the early stage of this lawsuit.